Cover	Jun. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2023
Entity File Number	000-49729
Entity Registrant Name	ADAMANT DRI PROCESSING and MINERALS GROUP
Entity Central Index Key	0001171008
Entity Tax Identification Number	61-1745150
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	99 East State Street
Entity Address, Address Line Two	# 202
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	(310)
Local Phone Number	220-4280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false